RELATED PARTY TRANSACTIONS - Transactions with existing related parties (Details) - USD ($)		1 Months Ended		12 Months Ended
	May 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Compensation amount				$ 329,000	$ 214,000	$ 1,761,000
Related Party
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives				7,312,000	3,553,000
Avenir LNG
Related Party Transaction [Line Items]
Compensation amount				339,000	246,000	468,000
Avenir LNG | Loan to related party
Related Party Transaction [Line Items]
Loan to related party				5,300,000		$ 1,800,000
Loans and lease term		3 years
Related party transaction rate	7.00%		5.00%
Loans and Leases Receivable, Related Parties, Period Increase (Decrease)	$ 3,500,000
Avenir LNG | Related Party
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives				7,312,000	3,472,000
Avenir LNG | Related Party | Loan to related party
Related Party Transaction [Line Items]
Maturity period of debt (in days or years)						1 year
Avenir LNG | Related Party | Other
Related Party Transaction [Line Items]
Debt instrument, interest and commitment fee receivable				300,000	100,000	$ 28,000
Magni Partners
Related Party Transaction [Line Items]
Compensation amount				(10,000)	(32,000)	(189,000)
Magni Partners | Related Party
Related Party Transaction [Line Items]
Receivable from TTF linked commodity swap derivatives				0	81,000
ECGS
Related Party Transaction [Line Items]
Compensation amount				0	0	1,482,000
Avenir | Debt guarantee compensation
Related Party Transaction [Line Items]
Compensation amount				$ 100,000	$ 100,000	$ 500,000